Derivative instruments and hedging activities - Concentration of exposures to credit risk in OTC derivatives with financial institutions (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2024	Mar. 31, 2024
Derivative [Line Items]
Gross fair value of derivative assets	¥ 20,141	¥ 21,339
Financial institutions [Member]
Derivative [Line Items]
Gross fair value of derivative assets	15,631	17,644
Impact of master netting agreements	(13,505)	(14,853)
Impact of collateral	(1,743)	(2,173)
Net exposure to credit risk	¥ 383	¥ 618